August 3, 2004



Securities and Exchange Commission
250 Fifth Street, N.W.
Washington, D.C. 20549


Re:      Dean Family of Funds
         File Nos. 333-18653 and 811-07987
         Rule 497(j) Certification

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Dean Family of Funds (the "Trust") hereby certifies that (1) the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Post-Effective Amendment (Post-Effective Amendment No. 11) to the Trust's Registration Statement, and (2) the text of the most recent Post-Effective Amendment has been filed electronically.

         If you have any questions or would like further information, please call me at 1-800-327-3656 extension 223.

                                                        Very truly yours,


                                                        / s / Debra E. Rindler


                                                        Debra E. Rindler
                                                        Secretary and Treasurer